UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2014

Date of reporting period: January 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Unconstrained Bond Fund

Portfolio of Investments

January 31, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 43.4%
Brazil - 4.4%
Brazil Letras do Tesouro Nacional Zero Coupon, 7/01/14	BRL	36,428	$14,465,535

Germany - 5.6%
Bundesobligation
Series 167
1.00%, 10/12/18	EUR	4,019	5,530,113
Bundesrepublik Deutschland
1.50%, 5/15/23		2,694	3,622,628
2.50%, 7/04/44		686	927,937
Series 03
4.75%, 7/04/34		1,255	2,330,707
Bundesschatzanweisungen
0.25%, 9/11/15		4,624	6,254,749

			18,666,134

Mexico - 4.0%
Mexican Bonos
Series M
7.00%, 6/19/14	MXN	174,885	13,242,171

United States - 29.4%
U.S. Treasury Bonds
3.75%, 11/15/43	U.S.$	3,337	3,414,689
U.S. Treasury Notes
0.125%, 7/31/14 (a)		10,000	10,001,560
0.25%, 12/31/15		19,594	19,571,800
1.50%, 12/31/18		11,429	11,436,143
1.75%, 5/15/23 (a)		19,885	18,449,542
2.50%, 8/15/23		4,063	4,014,752
2.75%, 11/15/23		30,683	30,903,549

			97,792,035

Total Governments - Treasuries (cost $143,973,995)			144,165,875

	Shares
INVESTMENT COMPANIES - 8.2%
Funds and Investment Trusts - 8.2%
BlackRock Build America Bond Trust		9,693	1,133,878
BlackRock Municipal Target Term Trust		180,800	3,370,112
Blackrock MuniYield Quality Fund III Inc.		259,833	3,453,181
Eaton Vance Municipal Bond Fund		270,790	3,195,322
Financial Select Sector SPDR Fund		538,010	11,330,491
Invesco Municipal Trust		158,981	2,009,164
Invesco Trust for Investment Grade Municipals		220,438	2,921,584

Total Investment Companies (cost $27,342,262)			27,413,732

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 6.6%
United Kingdom - 1.3%
United Kingdom Gilt Inflation Linked
Series 3MO
1.25%, 11/22/17 (b)	GBP	2,376	$4,326,214

United States - 5.3%
U.S. Treasury Inflation Index
0.125%, 4/15/18 (TIPS)	U.S.$	9,581	9,888,633
0.625%, 1/15/24-2/15/43 (TIPS)		7,392	7,082,255
3.375%, 4/15/32 (TIPS)		577	799,451

			17,770,339

Total Inflation-Linked Securities (cost $21,908,030)			22,096,553

CORPORATES - INVESTMENT GRADES - 5.6%
Financial Institutions - 3.7%
Banking - 2.8%
ANZ Capital Trust III
0.937%, 12/15/53 (c)	EUR	210	276,146
Capital One Financial Corp.
7.375%, 5/23/14	U.S.$	170	173,547
Deutsche Bank Capital Funding Trust IV
2.288%, 3/19/14 (c)	EUR	6,000	7,869,664
Goldman Sachs Group, Inc. (The)
Series D
6.00%, 6/15/20	U.S.$	165	190,196
Macquarie Group Ltd.
7.625%, 8/13/19 (b)		115	139,535
Morgan Stanley
Series G
5.50%, 7/24/20		175	197,081
National Australia Bank Ltd.
3.75%, 3/02/15 (b)		90	93,195
Standard Chartered Bank
5.875%, 9/26/17 (b)	EUR	100	153,034
UBS AG/Stamford CT
5.875%, 7/15/16	U.S.$	195	217,247

			9,309,645

Brokerage - 0.0%
Jefferies Group LLC
6.875%, 4/15/21		70	81,067

Insurance - 0.8%
Aetna, Inc.
6.75%, 12/15/37		257	326,682
Allied World Assurance Co. Ltd.
5.50%, 11/15/20		180	202,276
Chubb Corp. (The)
6.375%, 3/29/67		705	777,263
CIGNA Corp.
5.125%, 6/15/20		90	101,182
Coventry Health Care, Inc.
6.125%, 1/15/15		20	21,039

	Principal Amount (000)		U.S. $ Value
Genworth Financial, Inc.
6.515%, 5/22/18	U.S.$	230	$264,289
Humana, Inc.
6.30%, 8/01/18		25	29,257
6.45%, 6/01/16		20	22,343
7.20%, 6/15/18		180	216,503
Lincoln National Corp.
8.75%, 7/01/19		47	60,973
Markel Corp.
7.125%, 9/30/19		60	72,132
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14		1	1,020
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)		165	240,321
Prudential Financial, Inc.
6.20%, 1/15/15		135	142,011
Series D
7.375%, 6/15/19		25	31,112
WellPoint, Inc.
5.875%, 6/15/17		20	22,660
7.00%, 2/15/19		45	54,142

			2,585,205

REITS - 0.1%
Digital Realty Trust LP
5.25%, 3/15/21		250	260,275
Health Care REIT, Inc.
4.95%, 1/15/21		180	194,056

			454,331

			12,430,248

Industrial - 1.4%
Basic - 0.2%
International Paper Co.
9.375%, 5/15/19		160	211,116
Lubrizol Corp.
8.875%, 2/01/19		155	203,317
Weyerhaeuser Co.
7.375%, 3/15/32		204	258,315

			672,748

Capital Goods - 0.1%
CRH Finance Ltd.
7.375%, 5/28/14 (b)	EUR	120	165,134
Republic Services, Inc.
5.25%, 11/15/21	U.S.$	200	223,413
Tyco International Finance SA
8.50%, 1/15/19		150	185,030

			573,577

Communications - Media - 0.1%
BSKYB Finance UK PLC
5.625%, 10/15/15 (b)		225	242,399
Time Warner Cable, Inc.
7.50%, 4/01/14		150	151,646

			394,045

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.2%
American Tower Corp.
5.05%, 9/01/20	U.S.$	140	$152,925
British Telecommunications PLC
8.50%, 12/07/16 (b)(d)	GBP	100	194,020
United States Cellular Corp.
6.70%, 12/15/33	U.S.$	275	271,876

			618,821

Consumer Cyclical - Automotive - 0.1%
Volvo Treasury AB
5.95%, 4/01/15 (b)		190	200,689

Consumer Cyclical - Retailers - 0.2%
Dollar General Corp.
3.25%, 4/15/23		525	485,147
Nordstrom, Inc.
6.25%, 1/15/18		180	210,465

			695,612

Consumer Non-Cyclical - 0.1%
Altria Group, Inc.
9.25%, 8/06/19		34	45,201
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		154	162,803
Whirlpool Corp.
8.60%, 5/01/14		20	20,385

			228,389

Energy - 0.1%
Anadarko Petroleum Corp.
5.95%, 9/15/16		34	37,925
Hess Corp.
8.125%, 2/15/19		35	43,896
Noble Energy, Inc.
8.25%, 3/01/19		153	192,857
Noble Holding International Ltd.
4.90%, 8/01/20		15	16,203

			290,881

Technology - 0.1%
Agilent Technologies, Inc.
5.00%, 7/15/20		28	30,629
Motorola Solutions, Inc.
7.50%, 5/15/25		181	220,403
Xerox Corp.
8.25%, 5/15/14		165	168,353

			419,385

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14		90	92,576
5.75%, 12/15/16		70	78,489

			171,065

	Principal Amount (000)		U.S. $ Value
Transportation - Railroads - 0.1%
CSX Corp.
7.375%, 2/01/19	U.S.$	149	$184,316

Transportation - Services - 0.0%
Ryder System, Inc.
7.20%, 9/01/15		71	77,662

			4,527,190

Utility - 0.4%
Electric - 0.2%
Constellation Energy Group, Inc.
5.15%, 12/01/20		180	195,299
PPL Energy Supply LLC
6.50%, 5/01/18		180	202,701
TECO Finance, Inc.
5.15%, 3/15/20		55	61,535

			459,535

Natural Gas - 0.2%
DCP Midstream LLC
9.75%, 3/15/19 (b)		155	197,162
Energy Transfer Partners LP
6.125%, 2/15/17		225	252,274
EQT Corp.
8.125%, 6/01/19		35	43,012
Spectra Energy Capital LLC
8.00%, 10/01/19		170	206,435

			698,883

			1,158,418

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (b)		416	459,597

Total Corporates - Investment Grades (cost $17,715,201)			18,575,453

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.6%
Non-Agency Floating Rate - 2.0%
Alliance Bancorp Trust
Series 2007-OA1, Class A1
0.398%, 7/25/37 (c)		782	523,920
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2006-2A, Class A2
0.338%, 4/25/47 (b)(c)		749	525,021

	Principal Amount (000)		U.S. $ Value
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.348%, 12/25/36 (c)	U.S.$	796	$486,184
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
2.134%, 3/25/36 (c)		309	234,912
Series 2007-AR3, Class A1
0.378%, 6/25/37 (c)		29	24,755
HarborView Mortgage Loan Trust
Series 2006-14, Class 2A1A
0.307%, 1/25/47 (c)		650	516,030
Impac Secured Assets CMN Owner Trust
Series 2005-2, Class A2D
0.588%, 3/25/36 (c)		734	510,037
IndyMac Index Mortgage Loan Trust
Series 2007-FLX3, Class A1
0.398%, 6/25/37 (c)		607	552,655
Lehman XS Trust
Series 2006-4N, Class A2A
0.378%, 4/25/46 (c)		29	21,463
Luminent Mortgage Trust
Series 2006-5, Class A1A
0.348%, 7/25/36 (c)		654	444,330
NovaStar Mortgage Funding Trust
Series 2006-MTA1, Class 2A1A
0.348%, 9/25/46 (c)		551	474,973
Residential Accredit Loans, Inc.
Series 2005-QO3, Class A1
0.558%, 10/25/45 (c)		517	398,637
Series 2006-QO4, Class 2A1
0.348%, 4/25/46 (c)		731	545,479
Series 2007-QO2, Class A1
0.308%, 2/25/47 (c)		809	467,440
Residential Asset Securitization Trust
Series 2006-A4, Class 2A7
1.058%, 5/25/36 (c)		627	505,484
Suntrust Alternative Loan Trust
Series 2005-1F, Class 2A1
0.808%, 12/25/35 (c)		43	31,988
Washington Mutual Mortgage Pass-Through Certificates WMALT
Series 2005-10, Class 2A3
1.058%, 11/25/35 (c)		589	439,280

			6,702,588

Non-Agency Fixed Rate - 0.6%
CitiMortgage Alternative Mortgage Loan Trust
Series 2006-A4, Class 1A3
6.00%, 9/25/36		455	396,860
Residential Accredit Loans, Inc.
Series 2005-QA10, Class A31
3.536%, 9/25/35		576	481,439

	Principal Amount (000)		U.S. $ Value
Series 2006-QS10, Class A9
6.50%, 8/25/36	U.S.$	58	$49,328
Series 2007-QH9, Class A1
1.417%, 11/25/37		821	500,609
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-4, Class 3A1
6.147%, 5/25/36		667	462,679

			1,890,915

Total Collateralized Mortgage Obligations (cost $8,801,590)			8,593,503

CORPORATES - NON-INVESTMENT GRADES - 1.8%
Financial Institutions - 1.4%
Banking - 1.3%
HBOS Capital Funding LP
4.939%, 5/23/16	EUR	2,279	2,873,898
National Westminster Bank PLC
2.434%, 4/05/14 (c)		200	244,452
RBS Capital Trust III
5.512%, 9/30/14	U.S.$	1,470	1,433,250

			4,551,600

Brokerage - 0.1%
Lehman Brothers Holdings
Zero Coupon, 5/25/10 (c)(e)		435	93,525
Zero Coupon, 1/12/12 (e)		440	94,600

			188,125

			4,739,725

Industrial - 0.4%
Basic - 0.1%
ArcelorMittal
6.125%, 6/01/18		225	244,687

Capital Goods - 0.1%
Ardagh Glass Finance PLC
7.125%, 6/15/17 (b)	EUR	112	154,642
Case New Holland, Inc.
7.875%, 12/01/17	U.S.$	128	149,920

			304,562

Communications - Media - 0.1%
Ziggo Bond Co. BV
8.00%, 5/15/18 (b)	EUR	85	121,804

Communications - Telecommunications - 0.1%
Sunrise Communications International SA
7.00%, 12/31/17 (b)		100	142,456
Wind Acquisition Finance SA
7.25%, 2/15/18 (b)	U.S.$	200	210,000
Windstream Corp.
7.875%, 11/01/17		55	62,838

			415,294

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.0%
HCA, Inc.
7.58%, 9/15/25	U.S.$	65	$66,788

			1,153,135

Total Corporates - Non-Investment Grades (cost $5,876,803)			5,892,860

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%
Non-Agency Fixed Rate CMBS - 1.3%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51		343	371,281
Banc of America Commercial Mortgage, Inc.
Series 2007-3, Class AJ
5.62%, 6/10/49		490	487,314
Commercial Mortgage Trust
Series 2006-C8, Class AJ
5.377%, 12/10/46		550	530,701
DBUBS Mortgage Trust
Series 2011-LC2A, Class E
5.444%, 7/10/44 (b)		600	544,400
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class AM
5.475%, 3/10/39		555	594,431
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.592%, 4/10/38		420	423,622
LB-UBS Commercial Mortgage Trust
Series 2008-C1, Class AJ
6.157%, 4/15/41		478	487,222
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-1, Class AJ
5.568%, 2/12/39		425	439,795
Series 2006-4, Class AJ
5.239%, 12/12/49		545	533,972

			4,412,738

Non-Agency Floating Rate CMBS - 0.1%
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.63%, 10/15/21 (b)(c)		190	188,739

Total Commercial Mortgage-Backed Securities (cost $4,554,598)			4,601,477

Company	Contracts		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.4%
Options on Equity Indices - 0.4%
CBOE Volatility
Expiration: Feb 2014, Exercise Price: $17.00 (e)(f)		3,620	$714,950
Sx5e (OTC)
Expiration: Feb 2014, Exercise Price: EUR 2,975.00 (e)(f)		3,770	412,341
S&P 500 Index
Expiration: Feb 2014, Exercise Price: $1,815.00 (e)(f)		91	87,815
S&P 500 Index
Expiration: Mar 2014, Exercise Price: $1,825.00 (e)(f)		79	130,745

Total Options Purchased - Calls (premiums paid $953,824)			1,345,851

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 0.2%
Argentina - 0.2%
Argentina Bonar Bonds
Series X
7.00%, 4/17/17
(cost $899,595)	U.S.$	1,050	778,256

EMERGING MARKETS - TREASURIES - 0.2%
Dominican Republic - 0.2%
Dominican Republic International Bond
15.95%, 6/04/21 (g)
(cost $766,088)	DOP	27,000	741,848

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Banking - 0.2%
Citigroup Capital XIII
7.875% (d)
(cost $711,500)		25,000	678,250

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Hungary - 0.2%
Hungary Government International Bond
6.375%, 3/29/21
(cost $507,037)	U.S.$	510	543,150

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Basic - 0.0%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	U.S.$	72	$66,780

Consumer Non-Cyclical - 0.2%
Virgolino de Oliveira Finance Ltd.
10.50%, 1/28/18 (b)		804	434,160

Total Emerging Markets-Corporate Bonds (cost $524,449)			500,940

	Contracts
OPTIONS PURCHASED-PUTS - 0.1%
Options on Equity Indices - 0.1%
CBOE Volatility
Expiration: Feb 2014, Exercise Price: $13.00 (e)(f)		3,620	27,150
iShares iBoxx High
Expiration: Feb 2014, Exercise Price: $93.00 (e)(f)		1,208	87,580
S&P 500 Index
Expiration: Mar 2014, Exercise Price: $1,750.00 (e)(f)
		79	241,740

			356,470

	Notional Amount (000)
Swaptions - 0.0%
CDX NAIG.21 RTP Citibank, NA
(Buy Protection) Expiration: Feb 2014, Exercise Rate: 75.00% (e)		79,700	85,001

	Contracts
Options on Forward Contracts - 0.0%
CNY/USD
Expiration: Jul 2014, Exercise Price: CNY 6.30 (e)
		71,080	9,419

Total Options Purchased - Puts (premiums paid $443,052)			450,890

	Principal Amount (000)
ASSET-BACKED SECURITIES - 0.1%
Home Equity Loans - Floating Rate - 0.1%
GSAA Home Equity Trust
Series 2006-5, Class 2A3
0.428%, 3/25/36 (c)	U.S.$	458	321,192

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Fixed Rate - 0.0%
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (g)(h)	U.S.$	3	$0

Total Asset-Backed Securities (cost $319,340)			321,192

BANK LOANS - 0.1%
Industrial - 0.1%
Consumer Cyclical - Other - 0.0%
November 205 Land Investors, LLC (North Las Vegas Consortium)
7.25%, 4/30/10 (c)(h)(i)(j)		519	0

Consumer Non-Cyclical - 0.1%
H.J. Heinz Company
3.50%, 6/05/20 (c)		299	301,282

Total Bank Loans (cost $809,060)			301,282

QUASI-SOVEREIGNS - 0.1%
Quasi-Sovereign Bonds - 0.1%
Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (b) (cost $190,650)		190	211,732

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.0%
United States - 0.0%
Alameda Corridor Trnsp Auth CA Series 1999C, NPFGC
6.60%, 10/01/29 (cost $113,085)		100	108,549

	Shares
COMMON STOCKS - 0.0%
Resolute Forest Products Inc. (e) (cost $0)		48	927

SHORT-TERM INVESTMENTS - 31.3%
Investment Companies - 9.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (k) (cost $32,464,046)		32,464,046	32,464,046

	Principal Amount (000)
EMERGING MARKETS - TREASURIES - 7.4%
Sri Lanka - 3.1%
Sri Lanka - Recap Linked (Citi)
Zero Coupon, 1/08/15 (b)	U.S.$	10,500	10,368,750

	Principal Amount (000)		U.S. $ Value
Nigeria - 4.3%
Nigeria - Recap Linked (HSBC)
Zero Coupon, 5/12/14 (b)	NGN	2,388,000	$14,233,014

Total Emerging Markets - Treasuries (cost $24,737,746)			24,601,764

U.S. TREASURY BILLS - 7.4%
United States - 7.4%
U.S. Treasury Bill
Zero Coupon, 4/24/14 (cost $24,588,722)	U.S.$	24,594	24,592,052

GOVERNMENTS - TREASURIES - 6.6%
Malaysia - 6.6%
Bank Negara Malaysia Monetary Notes
Series 0713
Zero Coupon, 2/18/14
(cost $23,012,639)	MYR	73,669	21,986,911

TIME DEPOSITS - 0.1%
BBH, Grand Cayman
0.233%, 2/03/14	CAD	0	0
0.076%, 2/03/14	GBP	0	3
0.005%, 2/03/14	JPY	0	0
DBS Bank Ltd., Singapore
0.030%, 2/03/14	USD	113	113,143
Wells Fargo, Grand Cayman
0.019%, 2/03/14	EUR	154	152,968

Total Time Deposits (cost $267,378)			266,114

Total Short-Term Investments (cost $105,070,531)			103,910,887

Total Investments - 102.7% (cost $341,480,690) (l)			341,233,207
Other assets less liabilities - (2.7)%			(8,819,637)

Net Assets - 100.0%			$332,413,570

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	266	March 2014	$10,831,653	$10,798,683	$(32,970)
S&P 500 E-Mini Futures	188	March 2014	16,980,948	16,700,040	(280,908)
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	23	March 2014	2,780,133	2,774,375	5,758
U.S. T-Note 10 Yr (CBT) Futures	201	March 2014	25,185,876	25,275,750	(89,874)

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2014	Unrealized Appreciation/ (Depreciation)
U.S. Long Bond Futures (CBT)	8	March 2014	$1,043,625	$1,068,750	$(25,125)

					$(423,119)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)

Barclays Bank PLC	USD	5,643	IDR	70,030,520	3/06/14	$90,086
Barclays Bank PLC	CNH	22,449	USD	3,718	3/18/14	4,386
Barclays Bank PLC	TWD	109,223	USD	3,706	3/18/14	97,204
Barclays Bank PLC	USD	3,678	CNH	22,449	3/18/14	35,520
Barclays Bank PLC	USD	3,121	PHP	136,284	3/18/14	(116,072)
Barclays Bank PLC	USD	3,631	TWD	109,223	3/18/14	(22,673)
Barclays Bank PLC	MXN	181,006	USD	13,779	6/19/14	389,672
Brown Brothers Harriman & Co.	AUD	470	USD	428	3/18/14	17,276
Brown Brothers Harriman & Co.	CAD	648	USD	613	3/18/14	30,994
Brown Brothers Harriman & Co.	CHF	2,246	USD	2,474	3/18/14	(4,122)
Brown Brothers Harriman & Co.	EUR	4,747	USD	6,429	3/18/14	25,803
Brown Brothers Harriman & Co.	USD	8	JPY	782	3/18/14	8
Brown Brothers Harriman & Co.	USD	406	MXN	5,337	3/18/14	(8,003)
Brown Brothers Harriman & Co.	EUR	18,963	USD	25,994	3/31/14	418,528
Brown Brothers Harriman & Co.	JPY	1,309	USD	13	3/31/14	(93)
Brown Brothers Harriman & Co.	USD	6	CAD	6	3/31/14	(282)
Brown Brothers Harriman & Co.	USD	14	GBP	9	3/31/14	143
Citibank, NA	EUR	2,539	USD	3,434	3/18/14	9,255
Goldman Sachs	AUD	2,452	USD	2,230	3/18/14	89,792
Goldman Sachs	JPY	241,464	USD	2,388	3/18/14	24,311
Goldman Sachs	USD	3,556	CAD	3,868	3/18/14	(86,302)
Goldman Sachs	USD	2,352	JPY	240,682	3/18/14	3,779
Goldman Sachs	BRL	36,428	USD	14,592	7/07/14	81,256
HSBC Bank USA	CAD	1,077	USD	1,015	3/18/14	48,582
HSBC Bank USA	GBP	341	USD	556	3/18/14	(4,798)
HSBC Bank USA	USD	1,256	MXN	16,369	3/18/14	(35,651)
HSBC Bank USA	GBP	2,803	USD	4,567	3/31/14	(39,681)
HSBC Bank USA	NGN	2,388,000	USD	14,532	5/08/14	220,236
Royal Bank of Canada	CAD	6,011	USD	5,691	3/18/14	299,278
Royal Bank of Canada	GBP	1,509	USD	2,443	3/18/14	(36,555)
Royal Bank of Scotland	USD	6,239	MXN	82,093	3/18/14	(121,536)
Royal Bank of Scotland	USD	3,192	BRL	7,922	7/07/14	(36,209)
Standard Chartered Bank	MYR	73,669	USD	22,886	2/18/14	866,498
Standard Chartered Bank	USD	2,095	IDR	25,585,971	3/06/14	—
Standard Chartered Bank	AUD	551	USD	490	3/18/14	9,534
Standard Chartered Bank	CHF	493	USD	556	3/18/14	11,797
Standard Chartered Bank	EUR	1,862	USD	2,560	3/18/14	48,919
UBS Securities LLC	USD	631	MXN	8,387	3/14/14	(5,644)

						$2,305,236

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value

Call - CBOE Volatility Index (f)	3,620	$15	February 2014	$311,178	$(1,076,950)
Call - DAX Index (f)	1,225	9,200	February 2014	362,057	(376,976)

				$673,235	$(1,453,926)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value

Put - CBOE Volatility Index (f)	3,620	$15	February 2014	$575,438	$(171,950)
Put - S&P 500 Index (f)	79	1,700	March 2014	145,515	(148,915)

				$720,953	$(320,865)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price	Expiration Date	Contracts (000)		Premiums Received	U.S. $ Value

Put - CNY vs. USD	CNY 6.80	7/08/14	CNY	71,080	$36,428	$0

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value

Put - CDX
NAIG-21 5 Year Index	Citibank, NA	Sell	82.50%	2/19/14	$159,400	$63,760	$(69,537)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAHY Series 20 5 Year Index, 6/20/18*	(5.00)%	3.07%	$9,290	$(758,473)	$(540,021)	$(218,452)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 20 5 Year Index, 6/20/18*	(5.00)%	3.07%	$4,700	$(383,727)	$(266,502)	$(117,225)
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAHY Series 20 5 Year Index, 6/20/18*	5.00	3.07	5,971	487,497	202,332	285,165
CDX-NAHY Series 20 5 Year Index, 6/20/18*	5.00	3.07	1,940	158,389	40,341	118,048
CDX-NAIG Series 20 5 Year Index, 6/20/18*	1.00	0.63	24,320	412,072	178,629	233,443
CDX-NAIG Series 21 5 Year Index, 12/20/18*	1.00	0.71	58,600	867,602	531,370	336,232
CDX-NAIG Series 21 5 Year Index, 12/20/18*	1.00	0.71	33,820	500,722	434,797	65,925

				$1,284,082	$580,946	$703,136

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME)	$43,690	1/16/16	3 Month LIBOR	0.50%	$47,453
Morgan Stanley & Co. LLC/(CME)	2,790	9/25/18	1.64%	3 Month LIBOR	(34,742)
Morgan Stanley & Co. LLC/(CME)	72,930	1/16/19	1.74%	3 Month LIBOR	(534,797)
Morgan Stanley & Co. LLC/(CME)	19,470	12/13/20	2.26%	3 Month LIBOR	(129,737)
Morgan Stanley & Co. LLC/(CME)	19,720	12/16/20	2.30%	3 Month LIBOR	(187,165)
Morgan Stanley & Co. LLC/(CME)	4,970	8/06/23	2.79%	3 Month LIBOR	(95,353)
Morgan Stanley & Co. LLC/(CME)	1,390	9/25/23	2.87%	3 Month LIBOR	(28,636)
Morgan Stanley & Co. LLC/(CME)	2,330	10/09/23	2.78%	3 Month LIBOR	(26,411)
Morgan Stanley & Co. LLC/(CME)	11,680	10/23/23	2.75%	3 Month LIBOR	(81,161)
Morgan Stanley & Co. LLC/(CME)	5,010	10/25/23	2.62%	3 Month LIBOR	24,989
Morgan Stanley & Co. LLC/(CME)	29,240	1/16/24	3 Month LIBOR	2.97%	500,879
Morgan Stanley & Co. LLC/(CME)	6,630	1/29/24	2.86%	3 Month LIBOR	(38,623)

Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME)	2,260	2/04/24	2.79%	3 Month LIBOR	$0
Morgan Stanley & Co. LLC/(CME)	2,300	8/06/43	3 Month LIBOR	3.66%	65,887
Morgan Stanley & Co. LLC/(CME)	5,710	10/23/43	3 Month LIBOR	3.66%	119,238
Morgan Stanley & Co. LLC/(CME)	2,420	10/25/43	3 Month LIBOR	3.54%	(6,451)

					$(404,630)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
Argentine Republic,
8.280% 12/31/33, 3/20/19*	(5.00)%	30.78%		$730	$380,805	$264,882	$115,923
CDX-LCDX.NA
Series 20 5 Year Index,
6/20/18*	(2.50)	—		9,009	(399,774)	(264,416)	(135,358)
iTraxx Australia-20 5 Year Index
12/20/18*	(1.00)	1.06		58,600	92,817	549,182	(456,365)
United Mexican States,
5.950% 3/19/19, 3/20/19*	(1.00)	1.07		15,910	37,933	(55,424)	93,357
Barclays Bank PLC:
United Mexican States,
5.950% 3/19/19, 12/20/18*	(1.00)	1.02		16,150	2,360	45,065	(42,705)
United Mexican States,
5.950% 3/19/19, 3/20/19*	(1.00)	1.07		4,610	10,992	(9,010)	20,002
Citibank, NA:
Deutsche Bank Aktiengesellschaft,
5.125% 8/31/17, 3/20/19*	(1.00)	0.91	EUR	6,000	(45,071)	(51,973)	6,902
Credit Suisse International:

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.,
5.75% 11/15/16, 6/20/16*	(1.00)%	0.10%	$500	$(11,424)	$(8,594)	$(2,830)
BPB Ltd.,
6.500% 3/17/10, 6/20/16*	(1.00)	0.44	500	(7,317)	(5,471)	(1,846)
CDX-LCDX.NA
Series 21 5 Year Index,
12/20/18*	(2.50)	—	16,700	(782,812)	(727,769)	(55,043)
Hershey Co.,
6.950% 8/15/12, 6/20/16*	(1.00)	0.11	500	(11,272)	(7,178)	(4,094)
Svenska Handelsbanken AB,
5.125% 3/30/20, 6/20/16*	(1.00)	0.25	500	(9,524)	(6,867)	(2,657)
Deutsche Bank AG:
Freeport-McMoran Corp.,
8.750% 6/1/11, 6/20/16*	(1.00)	0.15	500	(10,753)	(10,741)	(12)
Goldman Sachs:
CDX-LCDX.NA
Series 20 5 Year Index,
6/20/18*	(2.50)	—	4,594	(203,841)	(169,358)	(34,483)
CDX-LCDX.NA
Series 20 5 Year Index,
6/20/18*	(2.50)	—	10,568	(465,297)	(288,898)	(176,399)
Morgan Stanley Capital Services LLC:
Coca-Cola Co.,
5.750% 3/15/11, 6/20/16*	(1.00)	0.10	500	(11,450)	(8,480)	(2,970)
Republic of Indonesia,
6.875% 3/9/17, 12/20/18*	(1.00)	2.23	9,830	545,623	547,820	(2,197)
Republic of Indonesia,
6.875% 3/9/17, 3/20/19*	(1.00)	2.34	3,500	216,667	216,541	126
Republic of Korea,
4.875% 9/22/14, 12/20/18*	(1.00)	0.68	21,100	(333,639)	(366,454)	32,815

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Republic of Korea,
4.875% 9/22/14, 3/20/19*	(1.00)%	0.73%	$17,880	$(259,608)	$(276,172)	$16,564
Target Corp.,
5.375% 5/01/17, 6/20/16*	(1.00)	0.14	500	(10,766)	(6,642)	(4,124)
Sale Contracts
Citibank, NA:
CDX-CMBX.NA
Series BBB 5 Year Index,
5/11/63*	3.00	—	7,885	(207,820)	(177,079)	(30,741)
Morgan Stanley Capital Services LLC:
CDX-CMBX.NA
Series BBB 5 Year Index,
5/11/63*	3.00	—	1,335	(35,297)	(138,031)	102,734

				$(1,518,468)	$(955,067)	$(563,401)

*	Termination date

DIVIDEND SWAPS

Dividend Yield On	Counterparty	Notional Amount (000)	Strike Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
DEDZ7 Index	Goldman Sachs International	$4,815	109.00%	12/15/17	$59,573

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	JPY	3,900,000	11/09/14	0.26%	6 Month LIBOR	$(21,533)
Citibank, NA		377,500	8/01/16	0.51%	6 Month LIBOR	(32,612)
Deutsche Bank AG		$10,000	8/15/14	0.47%	3 Month LIBOR	(28,104)
JPMorgan Chase Bank, NA		650	4/20/20	3.74%	3 Month LIBOR	(73,937)
JPMorgan Chase Bank, NA		950	4/26/20	3.77%	3 Month LIBOR	(109,400)

						$(265,586)

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Barclays US Agg Total Treasury Value Unhedged USD	7,420	1 Month LIBOR Plus 0.12%	$15,100	4/30/14	Barclays Bank PLC	$(199)
Receive	GS Wave US Growth LC Index	78,659	1 Month LIBOR Plus 0.48%	17,093	4/25/14	Goldman Sachs International	(689,354)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Index
Pay	GS Wave US Growth SC Index	61,721	1 Month LIBOR Minus 0.12%	$15,396	4/25/14	Goldman Sachs International	$606,939

							$(82,614)

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $4,358,978.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate market value of these securities amounted to $33,546,018 or 10.1% of net assets.
(c)	Floating Rate Security. Stated interest rate was in effect at January 31, 2014.
(d)	Variable rate coupon, rate shown as of January 31, 2014.
(e)	Non-income producing security.
(f)	One contract relates to 100 shares.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.22% of net assets as of January 31, 2014, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Dominican Republic International Bond
15.95%, 6/04/21	6/14/11	$766,088	$741,848	0.22%
Nationstar NIM Ltd. Series 2007- A, Class A
9.79%, 3/25/37	4/04/07	3,301	0	0.00%

(h)	Fair valued by the Adviser.
(i)	Security is in default and is non-income producing.
(j)	Illiquid security.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(l)	As of January 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,798,086 and gross unrealized depreciation of investments was $(4,045,570), resulting in net unrealized depreciation of $(247,484).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
PHP	-	Philippine Peso
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
Glossary:
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-LCDX.NA	-	North American Loan Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
NPFGC	-	National Public Finance Guarantee Corporation
REIT	-	Real Estate Investment Trust
RTP	-	Right to Pay
SPDR	-	Standard & Poor’s Depository Receipt
TIPS	-	Treasury Inflation Protected Security

Country Breakdown*

January 31, 2014 (unaudited)

47.9%	United States
7.8%	Germany
4.4%	Brazil
3.9%	Mexico
2.8%	United Kingdom
1.3%	Canada
0.2%	Argentina
0.2%	Dominican Republic
0.2%	Hungary
0.2%	Australia
0.1%	Russia
0.1%	Euro Zone
0.1%	Luxembourg
0.4%	Other
30.4%	Short-Term

100.0%	Total Investments

*	All data are as of January 31, 2014. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.1% or less in the following countries: China, Ireland, Italy, Malaysia, Netherlands, South Africa, Sweden and Switzerland.

The following table represents the equity basket holdings underlying the total return swap with GS (Goldman Sachs) Wave US Growth LC Index as of January 31, 2014.

Security Description	Shares
GS Wave US Growth LC Index
ACCO Brands Corp.	1,247
Advanced Micro Devices, Inc.	1,582
Agilent Technologies, Inc.	8,892
Air Products & Chemicals, Inc.	1,222
Alcatel-Lucent	2,672
Alcoa, Inc.	9,277
Allegheny Technologies, Inc.	2,758
Allegion PLC	1,137
Altera Corp.	1,145
Analog Devices, Inc.	1,143
Applied Materials, Inc.	4,858
Ashland, Inc.	451
Broadcom Corp.	1,514
Caterpillar, Inc.	3,511
Ciena Corp.	285
Cisco Systems, Inc.	15,814
Corning, Inc.	5,309
CSX Corp.	5,904
Cummins, Inc.	988
Danaher Corp.	2,500
Deere & Co.	2,468
Domtar Corp.	1,062
Dover Corp.	1,074
Dow Chemical Co./The	5,326
Eastman Chemical Co.	888
Eaton Corp. PLC	3,932
Ecolab, Inc.	997
EI du Pont de Nemours & Co.	5,073
Emerson Electric Co.	7,544
Exelis, Inc.	946
FedEx Corp.	1,327
Freeport-McMoRan Copper & Gold, Inc.	15,760
Illinois Tool Works, Inc.	2,218
Ingersoll-Rand PLC	3,413
Intel Corp.	16,502
International Flavors & Fragrances, Inc.	431
International Paper Co.	9,172
ITT Corp.	473
Jabil Circuit, Inc.	3,741
JDS Uniphase Corp.	725
Juniper Networks, Inc.	1,734
KLA-Tencor Corp.	634
Lam Research Corp.	456
Linear Technology Corp.	973
Louisiana-Pacific Corp.	2,360
LSI Corp.	1,244
Masco Corp.	10,826
Maxim Integrated Products, Inc.	1,068
MeadWestvaco Corp.	3,781
Micron Technology, Inc.	2,265
Monsanto Co.	2,910
Motorola Solutions, Inc.	1,085
Navistar International Corp.	348
Norfolk Southern Corp.	1,820
Nucor Corp.	5,639
NVIDIA Corp.	1,830
PACCAR, Inc.	1,995
Pall Corp.	662
Parker Hannifin Corp.	948
Plum Creek Timber Co., Inc.	3,812
PMC-Sierra, Inc.	791
PPG Industries, Inc.	887
Praxair, Inc.	1,729
QUALCOMM, Inc.	5,251
Rockwell Automation, Inc.	2,808
Ryder System, Inc.	266
Sanmina Corp.	1,851
Sigma-Aldrich Corp.	734
Southwest Airlines Co.	17,845
Teradyne, Inc.	630
Texas Instruments, Inc.	4,917
Union Pacific Corp.	2,370
United Parcel Service, Inc.	3,686
United States Steel Corp.	3,788
Vulcan Materials Co.	4,139
WABCO Holdings, Inc.	2,355
Weyerhaeuser Co.	11,200
Xerox Corp.	18,431
Xilinx, Inc.	1,112
Xylem, Inc./NY	946

The following table represents the equity basket holdings underlying the total return swap with GS (Goldman Sachs) Wave US Growth SC Index as of January 31, 2014.

Security Description	Shares
GS Wave US Growth SC Index
Abbott Laboratories	2,503
AbbVie, Inc.	2,503
Actavis plc	172
Allergan, Inc./United States	504
Altria Group, Inc.	3,996
Archer-Daniels-Midland Co.	2,293
AT&T, Inc.	21,495
Avon Products, Inc.	1,993
Bristol-Myers Squibb Co.	3,288
Brown-Forman Corp.	3,849
Campbell Soup Co.	671
Carnival Corp.	3,004
CenturyLink, Inc.	1,106
Clorox Co./The	670
Coach, Inc.	3,295
Coca-Cola Co./The	13,752
Coca-Cola Enterprises, Inc.	1,099
Colgate-Palmolive Co.	4,458
ConAgra Foods, Inc.	1,885
Constellation Brands, Inc.	4,866
Costco Wholesale Corp.	3,657
CVS Caremark Corp.	6,138
Darden Restaurants, Inc.	917
Dean Foods Co.	246
Dillard’s, Inc.	512
Eli Lilly & Co.	1,822
Estee Lauder Cos, Inc./The	1,072
Family Dollar Stores, Inc.	1,163
Forest Laboratories, Inc.	536
Frontier Communications Corp.	3,562
Gap, Inc./The	4,416
General Mills, Inc.	2,558
Hanesbrands, Inc.	337
Hershey Co./The	638
Hillshire Brands Co./The	539
International Game Technology	2,448
JC Penney Co., Inc.	1,874
JM Smucker Co./The	698
Johnson & Johnson	4,778
Jones Group, Inc./The	909
Kate Spade & Co.	857
Kellogg Co.	892
Kimberly-Clark Corp.	2,061
Kohl’s Corp.	2,773
Kraft Foods Group, Inc.	921
Kroger Co./The	5,516
L Brands, Inc.	2,776
Macy’s, Inc.	4,497
Marriott International, Inc./DE	2,327
Marriott Vacations Worldwide Corp.	232
McCormick & Co., Inc./MD	473
McDonald’s Corp.	8,621
Merck & Co., Inc.	4,946
Molson Coors Brewing Co.	2,750
Mondelez International, Inc.	2,765
Mylan, Inc./PA	352
NIKE, Inc.	6,280
Nordstrom, Inc.	1,721
OSH 1 Liquidating Corp.	35
PepsiCo, Inc.	5,235
Pfizer, Inc.	13,975
Philip Morris International, Inc.	3,996
Procter & Gamble Co./The	4,996
Reynolds American, Inc.	2,380
Safeway, Inc.	3,538
Sally Beauty Holdings, Inc.	340
Sears Canada, Inc.	341
Sears Holdings Corp.	797
Sprint Corp.	4,116
Starbucks Corp.	5,641
Starwood Hotels & Resorts Worldwide, Inc.	1,525
SUPERVALU, Inc.	1,565
Sysco Corp.	4,710
Target Corp.	6,060
Teva Pharmaceutical Industries Ltd.	112
Tim Hortons, Inc.	1,079
TJX Cos, Inc.	7,092
Tyson Foods, Inc.	897
Verizon Communications, Inc.	9,096
VF Corp.	2,864
Wal-Mart Stores, Inc.	6,693
Walgreen Co.	6,420
Wendy’s Co./The	3,387
WhiteWave Foods Co./The	304
Whole Foods Market, Inc.	2,222
Windstream Holdings, Inc.	4,805
Yum! Brands, Inc.	3,760

AllianceBernstein Unconstrained Bond Fund

January 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2014:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$	– 0	–	$144,165,875	$	– 0	–	$144,165,875
Investment Companies	11,330,491	16,083,241	– 0	–	27,413,732
Inflation-Linked Securities	– 0	–	22,096,553	– 0	–	22,096,553
Corporates - Investment Grades	– 0	–	18,575,453	– 0	–	18,575,453
Collateralized Mortgage Obligations	– 0	–	– 0	–	8,593,503	8,593,503
Corporates - Non-Investment Grades	– 0	–	5,798,260	94,600	5,892,860
Commercial Mortgage-Backed Securities	– 0	–	– 0	–	4,601,477	4,601,477
Options Purchased - Calls	– 0	–	1,345,851	– 0	–	1,345,851
Emerging Markets - Sovereigns	– 0	–	778,256	– 0	–	778,256
Emerging Markets - Treasuries	– 0	–	– 0	–	741,848	741,848
Preferred Stocks	678,250	– 0	–	– 0	–	678,250
Governments - Sovereign Bonds	– 0	–	543,150	– 0	–	543,150
Emerging Markets - Corporate Bonds	– 0	–	500,940	– 0	–	500,940
Options Purchased - Puts	– 0	–	450,890	– 0	–	450,890
Asset-Backed Securities	– 0	–	– 0	–	321,192	321,192
Bank Loans	– 0	–	– 0	–	301,282	301,282
Quasi-Sovereigns	– 0	–	211,732	– 0	–	211,732
Local Governments - Municipal Bonds	– 0	–	108,549	– 0	–	108,549
Common Stocks	927	– 0	–	– 0	–	927
Short-Term Investments:
Investment Companies	32,464,046	– 0	–	– 0	–	32,464,046
Emerging Markets - Treasuries	– 0	–	14,233,014	10,368,750	24,601,764
U.S. Treasury Bills	– 0	–	24,592,052	– 0	–	24,592,052
Governments - Treasuries	– 0	–	21,986,911	– 0	–	21,986,911
Time Deposits	– 0	–	266,114	– 0	–	266,114

Total Investments in Securities	44,473,714	271,736,841	25,022,652	341,233,207
Other Financial Instruments*:
Assets
Credit Default Swaps	– 0	–	388,423	– 0	–	388,423
Centrally Cleared Credit Default Swaps	– 0	–	1,038,813	– 0	–	1,038,813
Dividend Swaps	– 0	–	59,573	– 0	–	59,573
Centrally Cleared Interest Rate Swaps	– 0	–	758,446	– 0	–	758,446
Futures	5,758	– 0	–	– 0	–	5,758
Forward Currency Exchange Contracts	– 0	–	2,822,857	– 0	–	2,822,857
Total Return Swaps	– 0	–	606,939	– 0	–	606,939
Liabilities
Credit Default Swaps	– 0	–	(951,824)	– 0	–	(951,824)
Centrally Cleared Credit Default Swaps	– 0	–	(335,677)	– 0	–	(335,677)
Centrally Cleared Interest Rate Swaps	– 0	–	(1,163,076)	– 0	–	(1,163,076)
Interest Rate Swaps	– 0	–	(265,586)	– 0	–	(265,586)
Futures	(395,907)	(32,970)	– 0	–	(428,877)
Forward Currency Exchange Contracts	– 0	–	(517,621)	– 0	–	(517,621)
Total Return Swaps	– 0	–	(689,354)	(199)	(689,553)
Equity Options Written	– 0	–	(1,774,791)	– 0	–	(1,774,791)
Credit Default Swaptions Written	– 0	–	(69,537)	– 0	–	(69,537)
Currency Options Written	– 0	–	– 0	–	– 0	–#	– 0	–

Total^	$44,083,565	$271,611,456	$25,022,453	$340,717,474

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
#	The Fund held securities with zero market value at period end.
^	There were di minimis transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Collateralized Mortgage Obligations			Corporates - Non- Investment Grades		Commercial Mortgage-Backed Securities		Emerging Markets - Treasuries
Balance as of 10/31/13		$8,013,033		$92,400		$4,529,835		$748,694
Accrued discounts/(premiums)		38,596		– 0	–	176		(1,953)
Realized gain (loss)		13,569		– 0	–	– 0	–	– 0	–
Change in unrealized appreciation/depreciation		349,343		2,200		71,466		(4,893)
Purchases		612,782		– 0	–	– 0	–	– 0	–
Sales		(448,089)		– 0	–	– 0	–	– 0	–
Settlements		– 0	–	– 0	–	– 0	–	– 0	–
Reclassification		14,269		– 0	–	– 0	–	– 0	–
Transfers into level 3		– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of level 3		– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 1/31/14		$8,593,503		$94,600		$4,601,477		$741,848

Net change in unrealized appreciation/depreciation from investments held as of 1/31/14		$323,875		$2,200		$71,466		$(4,893)

	Asset-Backed Securities			Bank Loans		Short-Term Investments		Total Return Swaps
Balance as of 10/31/13		$357,827		$301,282		$ – 0	–	$(1,921)
Accrued discounts/(premiums)		2,215		27		– 0	–	– 0	–
Realized gain (loss)		1,278		2		– 0	–	(107,055)
Change in unrealized appreciation/depreciation		21,310		721		94,500		1,722
Purchases		60,367		– 0	–	10,274,250		– 0	–
Sales		(107,536)		(750)		– 0	–	– 0	–
Settlements		– 0	–	– 0	–	– 0	–	107,055
Reclassification		(14,269)		– 0	–	– 0	–	– 0	–
Transfers into level 3		– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of level 3		– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 1/31/14		$321,192		$301,282		$10,368,750		$(199)

Net change in unrealized appreciation/depreciation from investments held as of 1/31/14		$22,168		$755		$94,500		$(199)

	Currency Options Written#			Total
Balance as of 10/31/13	$	– 0	–	$14,041,150
Accrued discounts/(premiums)		– 0	–	39,061
Realized gain (loss)		– 0	–	(92,206)
Change in unrealized appreciation/depreciation		– 0	–	536,369
Purchases		– 0	–	10,947,399
Sales		– 0	–	(556,375)
Settlements		– 0	–	107,055
Reclassification		– 0	–	– 0	–
Transfers into level 3		– 0	–	– 0	–
Transfers out of level 3		– 0	–	– 0	–

Balance as of 1/31/14	$	– 0	–	$25,022,453	+

Net change in unrealized appreciation/depreciation from investments held as of 1/31/14	$	– 0	–	$509,872

#	The Fund held securities with zero market value during the reporting period.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at January 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/2014			Valuation Technique	Unobservable Input	Range/ Weighted Average
Collateralized Mortgage Obligations		$8,593,503		Third Party Vendor	Evaluated Quotes	$57.80 – $90.99/$74.11
Corporates—Non-Investment Grades		$94,600		Third Party Vendor	Evaluated Quotes	$21.50/N/A
Commercial Mortgage-Backed Securities		$4,601,477		Third Party Vendor	Evaluated Quotes	$90.73 – $108.13/$100.36
Emerging Markets—Treasuries		$741,848		Indicative Market Quotations	Broker Quote	$2.75/N/A
Asset-Backed Securities		$321,192		Third Party Vendor	Evaluated Quotes	$70.15/N/A
	$	– 0	–	Qualitative Assessment		$0.00/N/A
Bank Loans		$301,282		Third Party Vendor	Vendor Quotes	$100.93/N/A
	$	– 0	–	Qualitative Assessment		$0.00/N/A
Short-Term Investments		$10,368,750		Indicative Market Quotations	Broker Quote	$98.75/N/A
Total Return Swaps		$(199)		Qualitative Assessment	Transaction Price	$100.00/N/A
Currency Options Written	$	– 0	–	Qualitative Assessment		$0.00/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Unconstrained Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 17, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 17, 2014